WARRANTS TO PURCHASE PREFERRED SHARE	12 Months Ended
Dec. 31, 2014
WARRANTS TO PURCHASE PREFERRED SHARE [Abstract]
WARRANTS TO PURCHASE PREFERRED SHARE
NOTE 10:-	WARRANTS TO PURCHASE PREFERRED SHARE

Issuance with respect to	Warrants to purchase	Issuance date	Number of warrants	Exercise price	Contractual term
Series C Transaction	Preferred C-1	08/02/2011	7,615	$105.815	The earlier of: (i) a merger (ii) the consummation of an initial public offering and (iii) 3 years from the issuance date (all as stipulated in the specific warrant agreement)

Series C Transaction	Preferred C-1	01/31/2012	7,231	$105.815	The earlier of: (i) a merger (ii) the consummation of an initial public offering and (iii) 3 years from the issuance date (all as stipulated in the specific warrant agreement)

Series C Transaction	Preferred C-1	05/10/2012	4,252	$105.815	The earlier of: (i) a merger (ii) the consummation of an initial public offering and (iii) 3 years from the issuance date (all as stipulated in the specific warrant agreement)

Series C Transaction	Preferred C-1	08/20/2012	5,870	$105.815	The earlier of: (i) a merger (ii) the consummation of an initial public offering and (iii) 3 years from the issuance date (all as stipulated in the specific warrant agreement)

Fee agreement with a service provider	Preferred D	09/24/2013	600	$121	The earlier of: (i) a merger (ii) the consummation of an initial public offering and (iii) 5 years from the issuance date (all as stipulated in the specific warrant agreement)

Venture loan from Kreos	Preferred D	06/19/2014	5,372	$206.09	The earlier of: (i) a merger (ii) 5 years from the consummation of an initial public offering and (iii) 10 years from the issuance date (all as stipulated in the specific warrant agreement)

Series E Transaction (refer to Note 10d)	Preferred E	06/26/2014	37,850	$206.09	4 years from the issuance date (all as stipulated in the specific warrant agreement)

a.
In July 26, 2011, the Company signed a series C convertible preferred share purchase agreement (the “Series C Transaction”) with the Company's shareholders and new investors (collectively the “Investors”), pursuant to which the Company issued to each of the Investors an aggregate amount of 67,486 convertible preferred C-1 shares, at a price per share of $105.815 totaling to approximately $7.1 million.

The Investment was made in three installments as follows: (i) the first installment was made at the First Closing, in an aggregate amount of approximately $1 million by means of the issuance of 9,640 convertible preferred C-1 shares (ii) the second installment was made at the Second Closing, subject to the terms of the agreement and fulfillment of the First Milestone, in an aggregate amount of approximately $2.6 million, by means of the issuance of 24,102 convertible preferred C-1 shares and (iii) the third and final installment was made at the Third Closing, subject to the terms of the agreement and fulfillment of the Second Milestone, in an aggregate amount of approximately $3.6 million, by means of the issuance of 33,744 convertible preferred C-1 shares.

In conjunction with the Series C Transaction, the Company granted warrants to purchase a number of shares of Series C-1 convertible preferred share upon achieving three milestones, each referred to as closing. At each of the Closings, the investor was granted warrants, at a price per each investment share of $105.815 (i) to purchase an aggregate amount of 7,615 Series C-1 convertible preferred shares to the investors at the First Closing and the holders of C-2 preferred shares, subject to consummation of the First Closing (ii) to purchase an aggregate amount of 7,231 Series C-1 convertible preferred share to the investors at the Second Closing, subject to consummation of the second closing and (iii) to purchase an aggregate amount of 10,122 Series C-1 convertible preferred share to the investors at the third closing, subject to consummation of the third closing.

As of December 31, 2013, all of the three milestones were achieved and all of the above warrants were granted.

The warrants to purchase Series C-1 convertible preferred shares were determined to be freestanding instruments and were accounted under ASC No. 480 as a liability in the Company's financial statements. At each reporting date, the Company re-measures its warrants for convertible preferred shares to fair value using the OPM. Since the warrants to purchase Series C-1 convertible preferred shares were issued in conjunction with the Series C Transaction, the Company first allocated the fair value of the warrants to purchase Series C-1 convertible preferred shares to warrant liability, with the residual proceeds from the Series C Transaction classified as shareholders' equity (deficiency).

On July 30, 2014, all of the 7,615 warrants to purchase series C-1 convertible preferred shares, which were issued on August 2, 2011, were exercised into series C-1 convertible preferred shares as follows: (i) a total of 6,197 warrants were exercised into 6,197 series C-1 convertible preferred shares for cash consideration of $656 and (ii) the remaining 1,418 warrants were exercised on a cashless basis into 721 series C-1 convertible preferred shares.

On August 26, 2014, all of the remaining 17,353 warrants to purchase series C-1 convertible preferred shares, which were issued between January 2012 and August 2012, were exercised into series C-1 convertible preferred shares as follows: (i) a total of 3,988 warrants were exercised into 3,988 series C-1 convertible preferred shares for cash consideration of $422 and (ii) the remaining 13,365 warrants were exercised on a cashless basis into 6,799 series C-1 convertible preferred shares.

The fair value of the warrants to purchase Series C-1 convertible preferred shares as of June 27, 2011, January 31, 2012, May 10, 2012 and August 20, 2012 (the issuance dates) was $43.09, $46.74, $57.68 and $72.26, per warrant, respectively.

b.
On May 30, 2013, the Company entered into a fee agreement with one of its service providers, pursuant to which the Company granted the service provider warrants to purchase shares equal to 5% of any shares issued upon cash receipt from an external investor identified by the service provider. As part of the Series D Transaction, on September 30, 2013 the service provider was granted warrants to purchase 600 Series D convertible preferred share. The Company accounted for the warrants to purchase Series D convertible preferred shares under ASC 505 and recorded the warrants at fair value as issuance expense, which was determined to be $62 as of September 24, 2013 (their issuance date), and classified as a liability in the Company's financial statement.

On the August 26, 2014, all of the 600 warrants to purchase series D convertible preferred shares mentioned above, which were issued on September 24, 2013, were exercised on a cashless basis into 263 series D convertible preferred shares.

c.
On June 19, 2014, the Company entered into a loan agreement with Kreos pursuant to which Kreos agreed to grant a line of credit to the Company of $5.0 million. The line of credit was available for drawdown until September 30, 2014, with a minimum required drawdown of $1.0 million. In October 2014, the Company extended the line of credit until December 31, 2015. Amounts drawn will be repaid in 36 monthly installments. The Company  had not drawn any funds under this line of credit. Pursuant to the loan agreement, the Company must pay a transaction fee of 1.0% of the total amount of the line of credit upon both the execution and the expiration of the loan agreement. In the year ended December 31, 2014 the Company paid and accrued, as part of the Company's financial expenses, a transaction fee expenses an amount of $100. Pursuant to the loan agreement, the Company granted to Kreos a security interest over all of the Company's assets, including intellectual property and equity interests in its subsidiaries.

 In connection with this agreement, the Company granted Kreos warrants to purchase 5,372 Series D-1 convertible preferred shares. The Company accounted for the warrants to purchase Series D-1 convertible preferred shares under ASC No. 480 and recorded the warrants at fair value as financial expense, which was determined to be $835 as of June 19, 2014 (their issuance date), and classified as a liability in the Company's financial statement.

On the September 11, 2014, following the IPO, all of the 5,372 warrants to purchase series D-1 convertible preferred shares mentioned above were converted into warrants to purchase 96,696 ordinary shares.

On the September 15, 2014, all of the 96,696 warrants to purchase ordinary shares mentioned above, which were issued on June 19, 2014, were exercised on a cashless basis into 79,200 ordinary shares.

d.
On June 26, 2014, the Company entered into a Securities Purchase Agreement with Gabriel Capital Fund (US), L.P. and affiliated entities, and the other parties named therein (the “Series E SPA”). The transaction closed in July 2014. Pursuant to the Series E SPA, the Company issued warrants to purchase an aggregate of 37,850 preferred E Shares (which, upon the consummation of the IPO, converted on an 18-for-1 basis into warrants to purchase the Company's ordinary shares) to Gabriel and the other investors named in the Series E SPA. The warrants have an exercise price of $206.09 per share and are exercisable until four years from date of grant, subject to certain adjustments.

The Company's articles of association in effect prior to the IPO provided for antidilution protections to certain holders of convertible preferred shares based on the price to the public in the IPO. Following the IPO, on September 11, 2014 the warrants to purchase 37,850 series D-1 convertible preferred shares mentioned above were converted into warrants to purchase 785,754 ordinary shares.

On the September 30, 2014, a total of 26,784 warrants to purchase ordinary shares mentioned above, which were issued on June 26, 2014, were exercised on a cashless basis into 18,192 ordinary shares.

On the October 12, 2014, a total of 89,280 warrants to purchase ordinary shares mentioned above, which were issued on June 26, 2014, were exercised on a cashless basis into 60,226 ordinary shares.

e.
As of December 31, 2013, the fair value of the warrants to purchase convertible preferred shares was $3,341. Following the closing of the IPO on September 17, 2014, all outstanding warrants to purchase convertible preferred stock were converted into warrants to purchase ordinary shares which resulted in classification of the remaining warrants liability to additional paid-in capital in the amount of $5,555.

The Company recorded financial expenses (income), net in the amount of $832, $1,111 and $(776) in 2012, 2013 and 2014, respectively, resulting from the revaluation of the warrants to purchase convertible preferred shares.